Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

(in thousands of USD)	December 31, 2022	December 31, 2021
Advances received on contracts in progress, between 1 and 5 years	—	503
Derivatives	404	2,987
Total non-current other payables	404	3,490
Trade payables	24,696	26,012
Accrued expenses	35,212	38,020
Accrued payroll	2,121	2,160
Dividends payable	547	555
Accrued interest	8,910	6,570
Deferred income	17,542	7,545
Other payables	1,441	3,050
Total current trade and other payables	90,469	83,912